Earnings per share - Summary of Amounts and Numbers Used in Calculation of Net Income Attributable to NHI Shareholders Per Share (Basic and Diluted) (Detail) - JPY (¥)
¥ / shares in Units, ¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Basic-
Basic-Net income attributable to NHI shareholders	¥ 46,559	¥ 52,872	¥ 115,301	¥ 72,732
Basic-Weighted average number of shares outstanding	3,595,833,271	3,638,479,123	3,596,599,957	3,660,114,608
Basic-Net income attributable to NHI shareholders per share	¥ 12.95	¥ 14.53	¥ 32.06	¥ 19.87
Diluted-
Diluted-Net income attributable to NHI shareholders	¥ 46,538	¥ 52,861	¥ 115,259	¥ 72,714
Diluted-Weighted average number of shares outstanding	3,685,748,891	3,736,423,754	3,687,614,198	3,759,340,816
Diluted-Net income attributable to NHI shareholders per share	¥ 12.63	¥ 14.15	¥ 31.26	¥ 19.34